INVENTORY AND SPARE PARTS (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORY AND SPARE PARTS
Schedule of inventory and spare parts

	December 31,
	2013	2012
Handsets and accessories	7,436	7,230
SIM cards and prepaid phone cards	395	166
Spare parts for telecommunication equipment	305	715
Advertising and other materials	362	475

Total inventory and spare parts	8,498	8,586